Document and Entity Information	May 10, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001682852
Document Type	8-K/A
Document Period End Date	May 10, 2022
Entity Registrant Name	MODERNA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38753
Entity Tax Identification Number	81-3467528
Entity Address, Address Line One	200 Technology Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	714-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	MRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This filing amends Item 5.02 of the Current Report on Form 8-K of Moderna, Inc. (the “Company”) filed on May 11, 2022 (the “Original Form 8-K”) to add the information described herein. The Original Form 8-K was previously amended by the Current Report on Form 8-K/A that the Company filed on May 13, 2022.